Founders Asset Management LLC
                                             2930 East Third Avenue
                                             Denver, Colorado  80206
                                             (303) 394-4404
[LOGO] Founders (R)                          www.founders.com



January 3, 2000


Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     Founders Funds, Inc.
        1933 Act File No. 2-17531
        1940 Act File No. 811-1018
        CIK No. 0000038403
        Filing of Prospectus and Statement of Additional Information Pursuant to Rule 497(j)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (submission type 497J), Founders Asset Management LLC hereby certifies on behalf of Dreyfus Founders Funds, Inc. that the definitive Prospectuses and Statement of Additional
Information, each dated December 31, 1999, for Dreyfus Founders Balanced Fund, Dreyfus Founders Discovery Fund, Dreyfus Founders Focus Fund, Dreyfus Founders Government Securities Fund, Dreyfus Founders Growth Fund, Dreyfus Founders Growth and Income Fund, Dreyfus Founders International Equity Fund, Dreyfus
Founders Mid-Cap Growth Fund, Dreyfus Founders Money Market Fund, Dreyfus Founders Passport Fund, and Dreyfus Founders Worldwide Growth Fund that would have been filed pursuant to Rule 497(c) would not have differed from the versions contained in Post-Effective Amendment No. 66 to the Funds' Registration Statement, which was filed on December 29, 1999 and became effective on December 31, 1999. We hereby further certify that the text of Post-Effective Amendment No. 66 to the Funds' registration statement was filed electronically.

If you have any questions or comments, please contact the undersigned at 303-394-7947.

Securities and Exchange Commission
January 3, 2000
Page 2


Sincerely,

/s/ Kenneth R. Christoffersen
-----------------------------
Kenneth R. Christoffersen
Senior Vice President - Legal and General Counsel
KRC/agf

cc:     Edward F. O'Keefe, Esq.
        John G. Gillis, Esq.
        PricewaterhouseCoopers LLP
        Premier Mutual Fund Services, Inc.